Income Tax Expense - Details of Deferred Tax Assets (Liabilities) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of the detail of deferred tax assets and liabilities [line items]
Profit or loss	$ (98,667)	$ (3,224)	$ (110,542)	$ (16,379)
Unrealized exchange losses deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	8,167
Retroactive adjustment	144
Profit or loss	(4,736)		8,167
Ending balance	3,575	117	8,167
Deferred tax assets unrealized loss on inventories [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	9,132		26,324
Retroactive adjustment	(770)
Profit or loss	(1,130)		(17,192)
Ending balance	7,232	236	9,132	26,324
Property, plant and equipment, deferred tax assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	55,494		80,869
Profit or loss	8,689		(25,375)
Ending balance	64,183	2,097	55,494	80,869
Deferred tax assets deferred revenue [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	39,485		41,294
Profit or loss	(5,329)		(1,809)
Ending balance	34,156	1,116	39,485	41,294
Provisions [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	21,643		11,232
Profit or loss	(9,247)		10,411
Ending balance	12,396	405	21,643	11,232
Net defined benefit liability [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	78,451		90,087
Profit or loss	7,889		(2,994)
Other comprehensive income	14,403		(8,642)
Ending balance	100,743	3,291	78,451	90,087
Deferred tax asset [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	212,372		249,806
Retroactive adjustment	(626)
Profit or loss	567		(28,792)
Other comprehensive income	14,403		(8,642)
Ending balance	226,716	7,407	212,372	249,806
Unrealised exchange gains (losses), deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance			(14,155)
Profit or loss			14,155
Ending balance				(14,155)
Property, plant and equipment, deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(174,293)		(78,388)
Profit or loss	(107,301)		(95,905)
Ending balance	(281,594)	(9,200)	(174,293)	(78,388)
Deferred tax liabilities [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Beginning balance	(174,293)		(92,543)
Retroactive adjustment	(16,703)
Profit or loss	(99,234)		(81,750)
Other comprehensive income	(18,529)
Ending balance	(308,759)	(10,087)	$ (174,293)	$ (92,543)
Investment tax credit [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Profit or loss	4,420
Ending balance	4,420	144
Other [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Profit or loss	11
Ending balance	11	1
Deferred tax liabilities, contract assets [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Retroactive adjustment	(8,067)
Profit or loss	8,067
Financial assets at fair value through other comprehensive income [member]
Disclosure of the detail of deferred tax assets and liabilities [line items]
Retroactive adjustment	(8,636)
Other comprehensive income	(18,529)
Ending balance	$ (27,165)	$ (887)